GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.70%
1,854	Air Liquide SA	$ 304,947
800	Air Water Inc	10,372
826	Akzo Nobel NV	77,830
21,261	Anglo American PLC	514,634
1,277	Antofagasta PLC	16,971
2,938	ArcelorMittal SA(a)	32,529
2,286	Arkema SA	237,825
5,100	Asahi Kasei Corp	36,685
3,608	BASF SE	199,040
11,561	BHP Group Ltd	304,387
8,278	BHP Group PLC	178,978
25,988	BlueScope Steel Ltd	207,836
9,039	Boliden AB(a)	246,839
644	Brenntag AG	39,743
445	Chr Hansen Holding A/S	50,780
708	Clariant AG	13,382
5,499	Covestro AG(b)	213,403
495	Croda International PLC	36,931
800	Daicel Corp	5,350
30	EMS-Chemie Holding AG	25,907
7,126	Evolution Mining Ltd	30,442
4,961	Evonik Industries AG	134,028
1,992	Evraz PLC	7,374
39,134	Fortescue Metals Group Ltd	487,109
36	Givaudan SA	149,102
38,789	Glencore PLC	88,761
46,600	Highland Gold Mining Ltd	182,524
600	Hitachi Metals Ltd	7,832
2,265	ICL Group Ltd	7,070
1,600	JFE Holdings Inc	10,502
860	Johnson Matthey PLC	25,101
4,800	Kaneka Corp	113,429
700	Kansai Paint Co Ltd	13,416
45,000	Kingboard Holdings Ltd	131,610
5,148	Koninklijke DSM NV	787,985
1,100	Kuraray Co Ltd	10,771
287	LANXESS AG(a)	14,885
30,500	Mitsubishi Chemical Holdings Corp	163,871
16,200	Mitsubishi Gas Chemical Co Inc	257,310
600	Mitsubishi Materials Corp	12,267
12,800	Mitsui Chemicals Inc	243,603
1,836	Mondi PLC	32,509
3,195	Newcrest Mining Ltd	81,395
600	Nippon Paint Holdings Co Ltd	41,029
3,500	Nippon Steel Corp	28,698
600	Nissan Chemical Corp	31,777
600	Nitto Denko Corp	34,008
5,591	Norsk Hydro ASA(a)	15,793
2,529	Northern Star Resources Ltd	28,703
815	Novozymes A/S Class B	48,753
3,200	Oji Holdings Corp	13,429
5,751	Rio Tinto Ltd	420,907
4,389	Rio Tinto PLC	267,140
1,400	Shin-Etsu Chemical Co Ltd	163,854
500	Showa Denko KK	10,366
Shares		Fair Value
Basic Materials — (continued)
987	Smurfit Kappa Group PLC	$ 33,344
307	Solvay SA	23,827
21,709	South32 Ltd	31,874
40,800	St Barbara Ltd	100,238
2,019	Stora Enso OYJ Class R	25,322
5,100	Sumitomo Chemical Co Ltd	14,717
1,000	Sumitomo Metal Mining Co Ltd	30,060
2,169	Svenska Cellulosa AB SCA Class B(a)	26,342
4,906	Symrise AG	613,304
800	Taiyo Nippon Sanso Corp(a)	12,619
1,463	thyssenkrupp AG(a)	11,372
6,100	Toray Industries Inc	26,404
800	Tosoh Corp	10,738
14,816	Umicore SA	699,719
2,177	UPM-Kymmene OYJ	58,112
328	voestalpine AG	7,242
704	Yara International ASA	29,697
		8,606,653
Communications — 6.80%
2,272	Altice Europe NV(a)	10,772
160,000	Ascential PLC	561,924
4,331	Auto Trader Group PLC(b)	30,243
2,979	Bollore SA(a)	9,996
156,489	BT Group PLC	201,040
13,400	CyberAgent Inc	757,988
507	Delivery Hero SE(a)(b)	58,199
1,000	Dentsu Group Inc	22,310
13,045	Deutsche Telekom AG	217,784
612	Elisa OYJ	36,297
7,400	Freenet AG(a)	126,307
900	Hakuhodo DY Holdings Inc	9,880
100	Hikari Tsushin Inc	21,680
13,000	HKT Trust & HKT Ltd	19,155
62	Iliad SA	12,125
5,973	Informa PLC	28,314
11,015	ITV PLC	8,120
214	JCDecaux SA(a)	3,620
400	Kakaku.com Inc	9,658
26,700	KDDI Corp	848,992
13,539	Koninklijke KPN NV	35,667
200	LINE Corp(a)	10,583
1,700	M3 Inc(a)	87,299
450	MercadoLibre Inc(a)	506,079
430	Mercari Inc(a)	18,219
500	MonotaRO Co Ltd	21,265
253	Nice Ltd(a)	51,963
32,000	Nippon Telegraph & Telephone Corp	742,767
22,116	Nokia OYJ(a)	106,160
4,500	NTT DOCOMO Inc	123,890
7,855	Orange SA	92,068
12,000	PCCW Ltd	6,765
2,711	Pearson PLC	18,621
1,915	Prosus NV(a)	186,382
487	Proximus SADP	10,018

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Communications — (continued)
944	Publicis Groupe SA(a)	$ 30,186
3,600	Rakuten Inc	33,082
282	Schibsted ASA Class B(a)	9,225
451	Scout24 AG(b)	38,767
1,076	SEEK Ltd	16,549
1,282	SES SA	9,068
450	Shopify Inc Class A(a)	460,800
33,100	Singapore Telecommunications Ltd	60,072
7,500	Softbank Corp(a)	100,397
6,200	SoftBank Group Corp	391,053
8,220	Spark New Zealand Ltd	26,938
101	Swisscom AG	53,688
2,222	Tele2 AB Class B	31,524
52,479	Telecom Italia SpA	21,220
11,611	Telefonaktiebolaget LM Ericsson Class B	135,095
3,464	Telefonica Deutschland Holding AG	9,452
34,801	Telefonica SA	145,748
152	Telenet Group Holding NV	5,896
2,967	Telenor ASA	45,866
21,900	Television Francaise 1(a)	125,630
10,980	Telia Co AB	42,786
17,166	Telstra Corp Ltd	41,104
1,067	TPG Telecom Ltd(a)	6,129
500	Trend Micro Inc	29,324
5,114	United Internet AG	232,058
3,296	Vivendi SA	87,464
105,021	Vodafone Group PLC	157,804
196	Wix.com Ltd(a)	56,934
1,098	Wolters Kluwer NV(a)	86,476
5,047	WPP PLC	37,417
10,100	Z Holdings Corp	53,709
400	ZOZO Inc	10,820
		7,604,431
Consumer, Cyclical — 12.13%
100	ABC-Mart Inc(a)	5,269
715	Accor SA(a)	17,998
750	adidas AG(a)	206,833
2,800	Aeon Co Ltd	66,202
600	Aisin Seiki Co Ltd	17,329
400	ANA Holdings Inc(a)	8,282
2,247	Aristocrat Leisure Ltd	42,130
800	Bandai Namco Holdings Inc	44,178
29,638	Barratt Developments PLC	196,799
6,217	Bayerische Motoren Werke AG	397,581
3,700	Bellway PLC	122,478
521	Berkeley Group Holdings PLC	30,222
180,000	boohoo Group PLC(a)	608,778
2,100	Bridgestone Corp	61,857
1,439	Bunzl PLC	41,203
1,415	Burberry Group PLC	23,047
2,066	Cie Financiere Richemont SA	128,260
2,187	Cie Generale des Etablissements Michelin SCA	226,500
Shares		Fair Value
Consumer, Cyclical — (continued)
2,200	City Developments Ltd	$ 13,175
6,988	Compass Group PLC	96,104
430	Continental AG	41,538
100	Cosmos Pharmaceutical Corp	18,376
2,016	Crown Resorts Ltd	12,889
10,000	CTS Eventim AG & Co KGaA(a)	396,956
7,313	Daimler AG	319,755
8,200	Daiwa House Industry Co Ltd	180,951
3,000	Daiwabo Holdings Co Ltd(a)	218,088
1,800	Denso Corp	66,587
7,573	Deutsche Lufthansa AG(a)	66,442
124,600	Dixons Carphone PLC	119,902
728	Electrolux AB Series B	13,682
516	Evolution Gaming Group AB(b)	35,016
1,200	FamilyMart Co Ltd	26,937
200	Fast Retailing Co Ltd	106,360
2,676	Faurecia SE(a)	103,341
6,838	Ferguson PLC	602,617
494	Ferrari NV	88,335
4,278	Fiat Chrysler Automobiles NV(a)	43,492
604	Flutter Entertainment PLC(a)	91,517
9,000	Galaxy Entertainment Group Ltd	61,378
23,084	Genting Singapore Ltd	12,383
2,566	GVC Holdings PLC	22,201
55,900	Harvey Norman Holdings Ltd	147,779
11,400	Haseko Corp	134,691
2,986	Hennes & Mauritz AB Class B	46,544
125	Hermes International	101,343
1,700	Hino Motors Ltd	9,803
18,500	Honda Motor Co Ltd	451,028
200	Hoshizaki Corp	15,246
400	Iida Group Holdings Co Ltd	6,191
12,500	Inchcape PLC(a)	69,993
4,301	Industria de Diseno Textil SA	113,968
682	InterContinental Hotels Group PLC	31,405
39,400	International Consolidated Airlines Group SA	76,395
1,900	Isetan Mitsukoshi Holdings Ltd	8,671
1,900	Isuzu Motors Ltd	15,497
24,500	ITOCHU Corp	537,195
6,800	Japan Airlines Co Ltd	110,074
300	Jardine Cycle & Carriage Ltd	4,399
1,281	JD Sports Fashion PLC	10,123
600	JTEKT Corp	3,993
3,300	Kaufman & Broad SA	142,475
298	Kering SA	168,873
27,400	Kindred Group PLC SDR(a)	192,947
92,998	Kingfisher PLC	293,761
7,700	Kohnan Shoji Co Ltd(a)	287,331
500	Koito Manufacturing Co Ltd	19,578
272	La Francaise des Jeux SAEM(a)(b)	9,963
200	Lawson Inc	9,959
1,092	LVMH Moet Hennessy Louis Vuitton SE	474,850
32,900	Marubeni Corp	151,469

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
700	Marui Group Co Ltd	$ 10,178
2,000	Mazda Motor Corp	11,538
200	McDonald's Holdings Co Japan Ltd	9,572
700	Melco Resorts & Entertainment Ltd ADR	11,522
12,700	Mitsubishi Corp	255,902
2,400	Mitsubishi Motors Corp	4,729
6,500	Mitsui & Co Ltd	97,176
794	Moncler SpA(a)	30,698
554	Next PLC	39,088
800	NGK Insulators Ltd	9,942
500	NGK Spark Plug Co Ltd	6,724
400	Nintendo Co Ltd	175,924
9,000	Nissan Motor Co Ltd	30,785
300	Nitori Holdings Co Ltd	65,681
800	Oriental Land Co Ltd	96,514
1,600	Pan Pacific International Holdings Corp	36,264
8,800	Panasonic Corp	76,220
3,754	Pandora A/S	238,759
1,337	Persimmon PLC(a)	41,724
9,853	Peugeot SA(a)	158,385
2,491	Pirelli & C SpA(a)(b)	9,865
280	Puma SE(a)	21,795
64,960	Qantas Airways Ltd	148,938
25,200	Redrow PLC	140,627
893	Renault SA(a)	21,222
1,500	Rheinmetall AG	141,820
800	Ryohin Keikaku Co Ltd	9,643
10,400	Sands China Ltd	39,653
80	SEB SA	13,210
500	Sega Sammy Holdings Inc	5,637
1,700	Sekisui Chemical Co Ltd	23,141
2,400	Sekisui House Ltd	43,833
700	Sharp Corp	6,909
100	Shimamura Co Ltd	6,954
300	Shimano Inc	65,141
6,850	Singapore Airlines Ltd	17,088
6,000	SJM Holdings Ltd	6,770
397	Sodexo SA	27,399
5,000	Sony Corp	388,475
500	Stanley Electric Co Ltd	11,977
2,400	Subaru Corp	45,330
13,500	Sumitomo Corp	149,981
3,200	Sumitomo Electric Industries Ltd	35,752
500	Sumitomo Rubber Industries Ltd	4,160
200	Sundrug Co Ltd	6,806
1,500	Suzuki Motor Corp	49,220
257	Swatch Group AG	29,434
7,385	Tabcorp Holdings Ltd	18,675
14,148	Taylor Wimpey PLC	21,814
10,600	Teijin Ltd	153,082
500	Toho Co Ltd	14,863
300	Toyoda Gosei Co Ltd	5,883
600	Toyota Industries Corp	30,482
8,300	Toyota Motor Corp	492,721
Shares		Fair Value
Consumer, Cyclical — (continued)
1,000	Toyota Tsusho Corp	$ 25,363
200	Tsuruha Holdings Inc	27,733
800	USS Co Ltd	11,861
777	Valeo SA	19,940
112	Volkswagen AG(a)	17,438
31,562	Volvo AB Class B(a)	545,448
200	Welcia Holdings Co Ltd(a)	18,327
4,432	Wesfarmers Ltd	147,354
711	Whitbread PLC(a)	20,179
5,200	Wynn Macau Ltd	9,120
3,300	Yamada Denki Co Ltd	14,317
500	Yamaha Corp	23,053
12,600	Yamaha Motor Co Ltd	183,734
7,400	Yokohama Rubber Co Ltd	94,655
62,500	Yue Yuen Industrial Holdings Ltd	99,196
612	Zalando SE(a)(b)	44,181
		13,566,036
Consumer, Non-Cyclical — 26.00%
2,552	a2 Milk Co Ltd(a)	35,562
4,478	Adecco Group AG	211,603
521	Adyen NV(a)(b)	869,632
1,900	Ajinomoto Co Inc	34,313
1,933	Alcon Inc(a)	116,829
600	Alfresa Holdings Corp	12,286
12,701	Amadeus IT Group SA	634,230
530	Ambu A/S Class B	18,504
3,003	Anheuser-Busch InBev SA	163,073
5,000	Arcs Co Ltd(a)	116,009
1,500	Asahi Group Holdings Ltd	48,894
900	Asahi Intecc Co Ltd	25,111
1,790	Ashtead Group PLC	56,977
1,337	Associated British Foods PLC	30,614
24,900	Astellas Pharma Inc	388,389
5,157	AstraZeneca PLC	569,678
1,984	Atlantia SpA(a)	31,786
8,300	Austevoll Seafood ASA	70,155
14,500	Babcock International Group PLC	54,607
11	Barry Callebaut AG	22,906
8,766	Bayer AG	582,357
404	Beiersdorf AG	48,240
200	BeiGene Ltd ADR(a)	41,800
200	Benesse Holdings Inc(a)	5,216
162	BioMerieux	26,110
6,341	Brambles Ltd	48,957
18,404	British American Tobacco PLC	608,102
7,400	Budweiser Brewing Co APAC Ltd(b)	26,853
1,205	Bureau Veritas SA(a)	26,510
400	Calbee Inc	12,711
130	Carl Zeiss Meditec AG	13,606
389	Carlsberg AS Class B	57,451
2,621	Carrefour SA	41,655
159	Casino Guichard Perrachon SA(a)	4,407

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7	Chocoladefabriken Lindt & Spruengli AG	$ 54,193
2,700	Chugai Pharmaceutical Co Ltd	121,903
1,951	Coca-Cola Amatil Ltd	11,387
400	Coca-Cola Bottlers Japan Holdings Inc	5,968
859	Coca-Cola European Partners PLC	35,365
920	Coca-Cola HBC AG	23,939
4,238	Cochlear Ltd	578,333
5,420	Coles Group Ltd	70,269
470	Coloplast A/S Class B	80,228
290	Colruyt SA	16,842
4,584	CSL Ltd	891,599
800	Dai Nippon Printing Co Ltd	17,381
2,200	Daiichi Sankyo Co Ltd	194,670
1,000	Dairy Farm International Holdings Ltd	4,210
2,428	Danone SA	162,514
1,877	Davide Campari-Milano NV	18,949
414	Demant A/S(a)	12,852
9,132	Diageo PLC	334,087
79	DiaSorin SpA	15,583
920	Edenred	45,636
1,000	Eisai Co Ltd	80,707
1,124	EssilorLuxottica SA(a)	149,712
2,390	Essity AB Class B(a)	78,857
52	Eurofins Scientific SE(a)	34,035
20,549	Experian PLC	717,513
26,800	Faes Farma SA(a)	112,793
2,350	Fisher & Paykel Healthcare Corp Ltd	56,293
831	Fresenius Medical Care AG & Co KGaA(a)	73,213
5,267	Fresenius SE & Co KGaA(a)	262,791
147	Galapagos NV(a)	27,301
1,464	Genmab A/S(a)	503,918
52,873	GlaxoSmithKline PLC	1,053,112
200	GMO Payment Gateway Inc	20,967
11,560	GN Store Nord A/S	710,882
1,232	Grifols SA	35,895
201	H Lundbeck A/S	7,328
467	Heineken Holding NV	40,350
1,013	Heineken NV	98,134
440	Henkel AG & Co KGaA	38,232
20,500	Hikma Pharmaceuticals PLC	574,163
200	Hisamitsu Pharmaceutical Co Inc	8,789
321	ICA Gruppen AB	15,769
15,911	Imperial Brands PLC	264,987
64,500	Inghams Group Ltd	151,989
671	Intertek Group PLC	47,173
134	Ipsen SA	12,851
200	Ito En Ltd	11,839
62,591	J Sainsbury PLC	152,515
4,700	Japan Tobacco Inc	80,335
800	Jardine Strategic Holdings Ltd	15,864
1,059	Jeronimo Martins SGPS SA	17,756
479	Just Eat Takeaway.com NV(a)(b)	51,692
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,900	Kao Corp	$ 137,834
634	Kerry Group PLC Class A	83,971
500	Kikkoman Corp	23,466
3,400	Kirin Holdings Co Ltd	65,513
200	Kobayashi Pharmaceutical Co Ltd	17,775
200	Kobe Bussan Co Ltd(a)	12,413
23,518	Koninklijke Ahold Delhaize NV	677,340
3,575	Koninklijke Philips NV(a)	184,724
200	Kose Corp	20,257
1,200	Kyowa Kirin Co Ltd	29,637
24,200	Leroy Seafood Group ASA	140,299
900	Lion Corp	23,393
8,000	LivaNova PLC(a)	372,320
294	Lonza Group AG	183,849
986	L'Oreal SA	330,930
800	Medipal Holdings Corp	14,651
400	MEIJI Holdings Co Ltd	31,410
528	Merck KGaA	67,482
102,400	Metcash Ltd	197,476
9,022	Metro AG	82,311
1,918	Mowi ASA	34,833
11,692	Nestle SA	1,390,433
1,526	Nexi SpA(a)(b)	27,414
300	NH Foods Ltd(a)	13,186
500	Nihon M&A Center Inc	24,347
200	Nippon Shinyaku Co Ltd(a)	15,473
600	Nisshin Seifun Group Inc	9,191
300	Nissin Foods Holdings Co Ltd	27,099
14,947	Novartis AG	1,231,164
6,964	Novo Nordisk A/S Class B	456,926
1,946	Ocado Group PLC(a)	52,108
4,600	Olympus Corp	82,738
1,500	Ono Pharmaceutical Co Ltd	42,161
18,000	Origin Enterprises PLC	67,214
488	Orion OYJ Class B	21,291
2,527	Orkla ASA	24,855
183	Orpea(a)	23,347
1,500	Otsuka Holdings Co Ltd	62,210
300	Park24 Co Ltd	3,997
300	PeptiDream Inc(a)	12,086
834	Pernod Ricard SA	143,323
600	Persol Holdings Co Ltd	7,585
100,100	Pharming Group NV(a)	113,080
400	Pigeon Corp	15,551
300	Pola Orbis Holdings Inc	4,988
3,700	Prima Meat Packers Ltd(a)	98,847
840	QIAGEN NV(a)	41,726
749	Ramsay Health Care Ltd	33,105
2,954	Randstad NV	142,287
2,788	Reckitt Benckiser Group PLC	279,480
497	Recordati Industria Chimica e Farmaceutica SpA	26,694
5,000	Recruit Holdings Co Ltd	155,979
7,549	RELX PLC	158,874
92	Remy Cointreau SA	14,755
6,878	Rentokil Initial PLC(a)	47,966
6,063	Roche Holding AG	2,099,960

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,779	Ryman Healthcare Ltd(a)	$ 15,790
10,736	Sanofi	1,127,252
1,400	Santen Pharmaceutical Co Ltd	23,621
107	Sartorius Stedim Biotech	33,468
16,300	Scandinavian Tobacco Group A/S(b)	239,745
800	Secom Co Ltd	69,183
1,490	Securitas AB Class B(a)	22,217
3,000	Seven & i Holdings Co Ltd	90,659
23	SGS SA	60,234
1,000	Shimadzu Corp	25,519
1,100	Shionogi & Co Ltd	65,440
1,600	Shiseido Co Ltd	89,146
607	Siemens Healthineers AG(b)	31,601
3,549	Smith & Nephew PLC	70,025
300	Sohgo Security Services Co Ltd(a)	14,153
1,962	Sonic Healthcare Ltd	44,919
210	Sonova Holding AG(a)	47,482
44	Straumann Holding AG	43,586
600	Sumitomo Dainippon Pharma Co Ltd	7,494
500	Suntory Beverage & Food Ltd	18,873
300	Suzuken Co Ltd	10,672
672	Swedish Match AB	51,777
9,500	Swedish Orphan Biovitrum AB(a)	199,639
700	Sysmex Corp	53,828
100	Taisho Pharmaceutical Holdings Co Ltd	5,682
6,175	Takeda Pharmaceutical Co Ltd	223,948
7,500	TAL Education Group ADR(a)	586,275
19,400	Tate & Lyle PLC	165,070
2,500	Terumo Corp	94,578
157,857	Tesco PLC	445,323
4,426	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	51,076
8,200	Toho Holdings Co Ltd(a)	140,418
900	Toppan Printing Co Ltd	13,492
300	Toyo Suisan Kaisha Ltd	18,239
10,788	Transurban Group	106,709
3,279	Treasury Wine Estates Ltd	25,175
2,973	UCB SA	382,007
1,600	Unicharm Corp	72,373
5,733	Unilever NV	338,766
4,575	Unilever PLC	272,360
208,000	United Laboratories International Holdings Ltd	194,135
157	Vifor Pharma AG	22,160
282,500	WH Group Ltd(b)	251,470
6,700	Wilmar International Ltd	22,647
8,089	Wm Morrison Supermarkets PLC	19,617
4,954	Woolworths Group Ltd	137,147
490	Worldline SA(a)(b)	42,154
500	Yakult Honsha Co Ltd	28,578
300	Yamazaki Baking Co Ltd(a)	5,034
		29,082,876
Shares		Fair Value
Diversified — 0.19%
26,300	CK Hutchison Holdings Ltd	$ 171,734
800	Jardine Matheson Holdings Ltd	32,144
1,500	Swire Pacific Ltd Class A	7,386
366	Washington H Soul Pattinson & Co Ltd(a)	5,106
		216,370
Energy — 3.03%
1,166	Ampol Ltd	21,857
4,679	APA Group	36,654
131,200	Beach Energy Ltd	131,488
140,712	BP PLC	509,498
408	DCC PLC	36,269
12,300	ENEOS Holdings Inc	43,131
10,088	Eni SpA	89,862
3,754	Equinor ASA	56,284
2,152	Galp Energia SGPS SA	22,533
705	Idemitsu Kosan Co Ltd	14,686
4,100	Inpex Corp	23,403
216	Koninklijke Vopak NV	11,793
900	Landis+Gyr Group AG(a)	54,967
624	Lundin Energy AB	14,555
1,716	Neste OYJ	78,819
8,040	Oil Search Ltd	16,595
5,558	OMV AG(a)	175,532
24,300	Petrofac Ltd	44,255
36,175	Repsol SA	285,267
16,030	Royal Dutch Shell PLC Class A	234,247
28,733	Royal Dutch Shell PLC Class B	403,236
7,824	Santos Ltd	29,225
764	Siemens Gamesa Renewable Energy SA	18,027
21,251	Total SE	804,219
784	Vestas Wind Systems A/S	100,497
3,579	Woodside Petroleum Ltd	50,915
41,000	Z Energy Ltd	76,702
		3,384,516
Financial — 17.96%
22,833	3i Group PLC	262,760
3,400	Aareal Bank AG(a)	62,213
10,980	ABN AMRO Bank NV(a)(b)	91,198
2,000	Acom Co Ltd	7,065
852	Admiral Group PLC	26,558
36,302	Aegon NV	106,379
300	Aeon Mall Co Ltd	3,574
542	AerCap Holdings NV(a)	14,596
727	Afterpay Ltd(a)	35,360
783	Ageas SA	29,313
47,600	AIA Group Ltd	429,206
3,233	Allianz SE	670,766
11,040	AMP Ltd(a)	11,487
201	Amundi SA(a)(b)	15,293
700	Aozora Bank Ltd	11,198
5,139	Aroundtown SA(a)	30,945
10,556	Ascendas REIT	27,324
5,900	ASR Nederland NV	190,613

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,460	Assicurazioni Generali SpA	$ 66,970
778	ASX Ltd	45,840
16,678	Australia & New Zealand Banking Group Ltd	211,822
36,818	Aviva PLC	126,571
21,086	AXA SA	423,064
142	Azrieli Group Ltd	6,907
161	Baloise Holding AG	24,565
68,315	Banco Bilbao Vizcaya Argentaria SA	212,714
65,731	Banco Santander SA(a)	140,959
4,037	Bank Hapoalim BM	24,359
5,789	Bank Leumi Le-Israel BM	29,347
5,623	Bank of East Asia Ltd	12,806
34,300	Bank of Ireland Group PLC(a)	71,261
200	Bank of Kyoto Ltd	7,338
2,478	Bankinter SA	12,884
124	Banque Cantonale Vaudoise	12,993
68,007	Barclays PLC(a)	88,154
5,200	BAWAG Group AG(a)(b)	190,900
10,433	BNP Paribas SA(a)	420,908
14,000	BOC Hong Kong Holdings Ltd	39,033
2,938	British Land Co PLC REIT	14,017
14,613	CaixaBank SA	31,433
10,100	CapitaLand Commercial Trust REIT(a)	11,910
8,764	CapitaLand Ltd	17,688
8,900	CapitaLand Mall Trust REIT(a)	12,301
1,500	Chiba Bank Ltd(a)	6,873
11,000	CK Asset Holdings Ltd	61,079
7,430	CNP Assurances(a)	90,244
3,397	Commerzbank AG(a)	17,458
6,954	Commonwealth Bank of Australia	353,783
3,900	Concordia Financial Group Ltd	11,564
166	Covivio REIT	11,930
14,629	Credit Agricole SA(a)	140,816
15,000	Credit Saison Co Ltd	140,442
34,200	Credit Suisse Group AG	364,718
13,800	Dai-ichi Life Holdings Inc	162,790
2,000	Daito Trust Construction Co Ltd	156,845
9	Daiwa House REIT Investment Corp(a)	23,401
4,900	Daiwa Securities Group Inc	21,757
2,768	Danske Bank A/S(a)	44,830
7,200	DBS Group Holdings Ltd	104,009
7,784	Deutsche Bank AG(a)	69,998
4,345	Deutsche Boerse AG	790,548
1,329	Deutsche Wohnen SE	64,665
4,398	Dexus REIT	26,697
5,806	Direct Line Insurance Group PLC	22,460
19,920	DNB ASA(a)	305,958
781	EQT AB	18,463
1,027	Erste Group Bank AG(a)	22,988
165	Eurazeo SE(a)	8,636
485	Exor NV	27,237
Shares		Fair Value
Financial — (continued)
47,514	FinecoBank Banca Fineco SpA(a)	$ 692,650
7,000	Fukuoka Financial Group Inc(a)	101,805
207	Gecina SA REIT	26,853
766	Gjensidige Forsikring ASA(a)	15,747
12	GLP J-REIT(a)	20,015
6,733	Goodman Group REIT	81,864
6,729	GPT Group REIT	18,621
393	Groupe Bruxelles Lambert SA	34,089
43,000	Gunma Bank Ltd	135,527
9,000	Hang Lung Properties Ltd	22,080
3,100	Hang Seng Bank Ltd	48,777
242	Hannover Rueck SE	40,939
1,384	Hargreaves Lansdown PLC	31,401
6,600	Henderson Land Development Co Ltd	24,701
7,100	Hitachi Capital Corp(a)	170,791
4,700	Hong Kong Exchanges & Clearing Ltd	223,782
4,100	Hongkong Land Holdings Ltd	15,618
79,825	HSBC Holdings PLC	359,386
900	Hulic Co Ltd(a)	7,736
96	ICADE REIT	6,318
663	Industrivarden AB Class C(a)	16,355
15,414	ING Groep NV(a)	107,480
9,557	Insurance Australia Group Ltd(a)	34,793
35,000	Intermediate Capital Group PLC	612,188
58,919	Intesa Sanpaolo SpA(a)	120,098
1,724	Investor AB Class B	102,293
4,041	Israel Discount Bank Ltd Class A	12,424
1,900	Japan Exchange Group Inc	45,117
1,700	Japan Post Bank Co Ltd	12,683
6,300	Japan Post Holdings Co Ltd	43,028
1,200	Japan Post Insurance Co Ltd	15,953
3	Japan Prime Realty Investment Corp REIT	7,884
5	Japan Real Estate Investment Corp REIT	25,512
9	Japan Retail Fund Investment Corp REIT	10,822
938	Julius Baer Group Ltd	41,178
11,039	KBC Group NV	629,405
38,000	Kerry Properties Ltd	90,425
1,038	Kinnevik AB Class B(a)	36,538
648	Klepierre SA REIT	11,223
219	L E Lundbergforetagen AB Class B(a)	10,287
2,385	Land Securities Group PLC REIT	17,957
293	LEG Immobilien AG(a)	40,855
93,023	Legal & General Group PLC	257,394
8,595	Link REIT	66,689
502,097	Lloyds Banking Group PLC	171,038
1,229	London Stock Exchange Group PLC	135,722
8,663	M&G PLC	18,126

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,323	Macquarie Group Ltd	$ 116,268
590	Magellan Financial Group Ltd(a)	25,633
4,287	Mapfre SA	7,763
9,700	Mapletree Commercial Trust REIT	13,061
7,800	Mapletree Logistics Trust REIT	12,150
5,800	Mebuki Financial Group Inc	12,902
9,251	Medibank Private Ltd	18,475
17,628	Mediobanca Banca di Credito Finanziario SpA	142,365
19,835	Melrose Industries PLC	21,897
83,443	Mirvac Group REIT	124,172
4,800	Mitsubishi Estate Co Ltd	68,953
115,200	Mitsubishi UFJ Financial Group Inc	431,691
25,200	Mitsubishi UFJ Lease & Finance Co Ltd(a)	106,971
3,600	Mitsui Fudosan Co Ltd	56,282
543	Mizrahi Tefahot Bank Ltd(a)	11,381
172,700	Mizuho Financial Group Inc	210,529
1,900	MS&AD Insurance Group Holdings Inc	47,743
566	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	150,032
12,589	National Australia Bank Ltd	157,162
58,247	Natixis SA(a)	142,472
19,664	Natwest Group PLC	27,069
6,000	New World Development Co Ltd	29,297
5	Nippon Building Fund Inc REIT	27,954
7	Nippon Prologis REIT Inc(a)	24,164
1,251	NN Group NV	45,789
46,900	Nomura Holdings Inc	220,719
400	Nomura Real Estate Holdings Inc	6,613
19	Nomura Real Estate Master Fund Inc REIT	23,563
32,328	Nordea Bank Abp(a)	249,704
36,000	ORIX Corp	389,344
11	Orix JREIT Inc(a)	14,191
13,320	Oversea-Chinese Banking Corp Ltd	83,433
74	Partners Group Holding AG	71,684
10,177	Prudential PLC	145,372
5,114	QBE Insurance Group Ltd	35,816
553	Raiffeisen Bank International AG(a)	9,513
216	REA Group Ltd	16,679
100,400	Resona Holdings Inc	329,139
5,100	Rothschild & Co(a)	129,463
4,405	RSA Insurance Group PLC	24,581
1,868	Sampo OYJ Class A	67,518
800	SBI Holdings Inc	16,845
21,153	Scentre Group REIT	30,657
406	Schroders PLC	15,675
723	SCOR SE(a)	18,608
4,108	Segro PLC REIT	52,014
1,700	Seven Bank Ltd	4,170
Shares		Fair Value
Financial — (continued)
600	Shinsei Bank Ltd	$ 6,778
2,100	Shizuoka Bank Ltd(a)	13,638
2,700	Singapore Exchange Ltd	16,106
12,000	Sino Land Co Ltd	14,540
6,047	Skandinaviska Enskilda Banken AB Class A(a)	58,505
6,941	Societe Generale SA(a)	106,859
71	Sofina SA	19,887
3,800	Sompo Holdings Inc	125,226
2,270	St James's Place PLC	27,758
10,060	Standard Chartered PLC(a)	50,286
9,729	Standard Life Aberdeen PLC	31,654
59,252	Stockland REIT(a)	133,916
16,400	Sumitomo Mitsui Financial Group Inc	437,002
1,400	Sumitomo Mitsui Trust Holdings Inc	35,944
1,100	Sumitomo Realty & Development Co Ltd	28,052
5,000	Sun Hung Kai Properties Ltd	60,809
4,949	Suncorp Group Ltd	30,228
10,500	Suntec REIT	10,303
6,440	Svenska Handelsbanken AB Class A(a)	60,732
3,569	Swedbank AB Class A(a)	57,954
3,800	Swire Properties Ltd	8,782
728	Swiss Life Holding AG	266,041
263	Swiss Prime Site AG	24,002
1,160	Swiss Re AG	91,535
6,200	Sydbank A/S(a)	117,757
2,000	T&D Holdings Inc	16,463
2,500	Tokio Marine Holdings Inc	105,562
100	Tokyo Century Corp	5,625
2,900	Tokyu Fudosan Holdings Corp	11,082
473	Tryg A/S	13,919
38,756	UBS Group AG	456,576
563	Unibail-Rodamco-Westfield REIT	29,532
8,488	UniCredit SpA(a)	77,903
90,000	UnipolSai Assicurazioni SpA	231,139
22,900	United Overseas Bank Ltd	322,421
9	United Urban Investment Corp REIT	8,752
1,500	UOL Group Ltd(a)	7,266
11,878	Vicinity Centres REIT	10,973
2,020	Vonovia SE(a)	130,565
98	Wendel SE	9,198
14,226	Westpac Banking Corp	170,837
7,000	Wharf Real Estate Investment Co Ltd	24,758
1,385	Zurich Insurance Group AG	512,177
		20,091,466
Industrial — 11.69%
7,245	ABB Ltd	181,946
1,213	ACS Actividades de Construccion y Servicios SA	28,146
254	Aena SME SA(a)(b)	33,118

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
151	Aeroports de Paris(a)	$ 14,235
4,400	AGC Inc	123,688
2,316	Airbus SE(a)	169,522
1,101	Alfa Laval AB(a)	26,081
833	Alstom SA(a)	46,417
1,000	Amada Co Ltd	6,720
224	ANDRITZ AG	7,521
16	AP Moller - Maersk A/S Class A	18,996
21	AP Moller - Maersk A/S Class B	27,036
3,957	Assa Abloy AB Class B	87,355
2,587	Atlas Copco AB Class A	114,841
1,607	Atlas Copco AB Class B	62,195
4,995	Auckland International Airport Ltd	21,293
6,721	Aurizon Holdings Ltd	21,433
63,399	BAE Systems PLC	406,236
7,100	Bekaert SA	138,238
892	Bouygues SA(a)	31,511
14,000	Brother Industries Ltd	217,899
600	Casio Computer Co Ltd	9,589
5,929	Cellnex Telecom SA(b)	373,139
600	Central Japan Railway Co	72,786
298,000	China Resources Cement Holdings Ltd	407,990
7,941	Cie de Saint-Gobain(a)	293,778
300	CIMIC Group Ltd	4,616
2,500	CK Infrastructure Holdings Ltd	13,036
4,482	CNH Industrial NV(a)	30,455
3,067	CRH PLC	111,665
400	Daifuku Co Ltd	36,450
1,000	Daikin Industries Ltd	175,946
10	Dassault Aviation SA(a)	8,200
12,497	Deutsche Post AG(a)	507,257
2,700	Dfds A/S(a)	83,815
100	Disco Corp	24,234
5,642	DSV Panalpina A/S	772,026
1,200	East Japan Railway Co	69,174
337	Eiffage SA(a)	29,451
126	Elbit Systems Ltd	17,806
2,939	Epiroc AB Class A	41,093
1,217	Epiroc AB Class B	16,570
800	FANUC Corp	134,978
2,038	Ferrovial SA(a)	49,905
136	Fraport AG Frankfurt Airport Services Worldwide(a)	5,316
400	Fuji Electric Co Ltd	10,904
709	GEA Group AG(a)	25,592
137	Geberit AG	75,613
1,515	Getlink SE(a)	22,794
1,589	Halma PLC	45,113
800	Hankyu Hanshin Holdings Inc(a)	22,912
643	HeidelbergCement AG	35,684
1,099	Hexagon AB Class B(a)	71,872
200	Hirose Electric Co Ltd	20,977
400	Hitachi Construction Machinery Co Ltd	11,591
Shares		Fair Value
Industrial — (continued)
12,200	Hitachi Ltd	$ 365,439
94	HOCHTIEF AG	7,675
1,500	Hoya Corp	147,929
1,617	Husqvarna AB Class B	15,475
961	Infrastrutture Wireless Italiane SpA(b)	9,697
554	Investment AB Latour Class B	11,372
1,555	James Hardie Industries PLC	32,094
200	Japan Airport Terminal Co Ltd	6,867
10,000	Japan Aviation Electronics Industry Ltd	126,576
1,200	JGC Holdings Corp	12,142
1,000	JSR Corp	21,805
1,900	Kajima Corp	20,872
300	Kamigumi Co Ltd	5,475
500	Kawasaki Heavy Industries Ltd	6,818
500	Keihan Holdings Co Ltd	20,383
800	Keikyu Corp	10,445
400	Keio Corp	19,974
600	Keisei Electric Railway Co Ltd	14,670
5,900	Keppel Corp Ltd	23,234
700	Keyence Corp	295,181
621	Kingspan Group PLC	44,551
600	Kintetsu Group Holdings Co Ltd	23,377
197	KION Group AG	15,056
22,900	Kitz Corp	144,768
206	Knorr-Bremse AG	24,104
3,400	Komatsu Ltd	66,800
1,331	Kone Oyj Class B	105,693
4,100	Kubota Corp	58,384
226	Kuehne + Nagel International AG(a)	38,959
300	Kurita Water Industries Ltd	8,069
1,300	Kyocera Corp	72,397
600	Kyushu Railway Co	11,853
2,060	LafargeHolcim Ltd	97,460
205,000	Lee & Man Paper Manufacturing Ltd	126,727
1,069	Legrand SA	82,696
11,249	Lendlease Corp Ltd	91,382
1,333	Leonardo SpA	8,560
800	LIXIL Group Corp	10,678
800	Makita Corp	30,743
200	Maruichi Steel Tube Ltd(a)	4,736
1,600	MINEBEA MITSUMI Inc	26,239
1,000	MISUMI Group Inc	23,661
19,300	Mitsubishi Electric Corp	251,944
1,300	Mitsubishi Heavy Industries Ltd	30,243
400	Miura Co Ltd	15,209
5,775	MTR Corp Ltd	28,700
4,211	MTU Aero Engines AG	730,136
2,300	Murata Manufacturing Co Ltd	147,731
400	Nabtesco Corp	12,169
700	Nagoya Railroad Co Ltd(a)	17,714
1,365	Nibe Industrier AB Class B(a)	32,843
1,800	Nidec Corp	142,987
17,200	Nikon Corp	120,253
300	Nippon Express Co Ltd	14,262

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
900	Nippon Yusen KK	$ 11,711
1,400	NSK Ltd	9,424
4,000	NWS Holdings Ltd	3,101
2,900	Obayashi Corp	25,892
1,200	Odakyu Electric Railway Co Ltd	25,112
700	Omron Corp	50,421
1,924	Orica Ltd	23,832
1,909	Poste Italiane SpA(b)	17,541
802	Prysmian SpA	20,509
200	Rinnai Corp	16,393
7,670	Rolls-Royce Holdings PLC	22,999
61,300	Royal Mail PLC	128,149
1,262	Safran SA(a)	134,216
12,444	Sandvik AB(a)	232,560
3,100	Sankyu Inc(a)	106,885
242	Schindler Holding AG	61,119
2,168	Schneider Electric SE	248,591
1,200	Seibu Holdings Inc	10,725
700	SG Holdings Co Ltd	25,689
1,800	Shimizu Corp	12,904
3,006	Siemens AG	383,074
9,800	Signify NV(a)(b)	294,033
557	Sika AG	122,391
5,100	Singapore Technologies Engineering Ltd	12,199
1,512	Skanska AB Class B(a)	30,522
15,658	SKF AB Class B	289,874
200	SMC Corp	105,110
1,731	Smiths Group PLC	30,483
312	Spirax-Sarco Engineering PLC	41,674
400	Sumitomo Heavy Industries Ltd	7,794
3,594	Sydney Airport	13,461
400	Taiheiyo Cement Corp	8,681
700	Taisei Corp	24,045
500	TDK Corp	55,668
5,500	Techtronic Industries Co Ltd	57,525
1,713	Tenaris SA	10,096
419	Thales SA	30,290
500	THK Co Ltd	11,780
700	Tobu Railway Co Ltd	19,603
2,100	Tokyu Corp	23,371
1,600	Toshiba Corp	48,930
500	TOTO Ltd	18,861
3,600	Tsubakimoto Chain Co(a)	84,496
13,400	Venture Corp Ltd	174,996
20,100	Vesuvius PLC(a)	106,903
2,063	Vinci SA	177,553
1,421	Wartsila OYJ Abp	11,885
600	West Japan Railway Co	25,911
7,300	Wienerberger AG(a)	167,424
106,000	Xinyi Glass Holdings Ltd	155,518
1,400	Yamato Holdings Co Ltd	36,100
6,900	Yangzijiang Shipbuilding Holdings Ltd	4,624
1,000	Yaskawa Electric Corp	33,247
800	Yokogawa Electric Corp	12,288
		13,070,144
Shares		Fair Value
Technology — 6.55%
800	Advantest Corp	$ 43,679
1,700	ASM Pacific Technology Ltd	19,188
3,468	ASML Holding NV	1,233,008
421	Atos SE(a)	35,999
10,299	AVEVA Group PLC	555,688
3,900	Canon Inc	62,761
654	Capgemini SE	84,820
479	Check Point Software Technologies Ltd(a)	60,043
1,682	Computershare Ltd	16,098
5,124	CyberArk Software Ltd(a)	603,812
522	Dassault Systemes SE	95,053
4,200	Dialog Semiconductor PLC(a)	196,875
6,600	DTS Corp(a)	126,295
1,500	FUJIFILM Holdings Corp	67,084
800	Fujitsu Ltd	107,116
500	Hamamatsu Photonics KK	21,732
4,917	Infineon Technologies AG	125,361
217	Ingenico Group SA(a)	35,118
400	Itochu Techno-Solutions Corp	16,246
25,000	Keywords Studios PLC	622,104
300	Konami Holdings Corp	9,168
300	Lasertec Corp(a)	26,488
658	Logitech International SA	48,000
11,800	Micro Focus International PLC	42,466
1,000	NEC Corp	56,026
257	Nemetschek SE	18,840
2,100	Nexon Co Ltd	53,953
1,200	Nomura Research Institute Ltd	31,672
2,700	NTT Data Corp	30,697
300	Obic Co Ltd	53,799
200	Oracle Corp Japan	24,093
400	Otsuka Corp(a)	20,856
129,000	PAX Global Technology Ltd	60,069
3,400	Renesas Electronics Corp(a)	18,702
2,400	Ricoh Co Ltd	15,455
300	Rohm Co Ltd	19,264
59,619	Sage Group PLC	565,623
8,602	SAP SE	1,357,858
200	SCSK Corp(a)	10,179
1,100	Seiko Epson Corp	11,670
1,000	Siltronic AG	91,230
3,600	Software AG	167,929
300	Square Enix Holdings Co Ltd	16,119
2,609	STMicroelectronics NV	73,306
1,000	SUMCO Corp	15,515
438	TeamViewer AG(a)	23,604
247	Teleperformance	72,289
263	Temenos AG	38,867
700	TIS Inc(a)	14,991
600	Tokyo Electron Ltd	166,030
397	Ubisoft Entertainment SA(a)	33,159
495	WiseTech Global Ltd	7,277
		7,323,274
Utilities — 3.19%
128,000	A2A SpA	183,917

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
13,652	AGL Energy Ltd	$ 161,714
4,674	AusNet Services	5,972
2,800	Chubu Electric Power Co Inc	33,295
1,400	Chugoku Electric Power Co Inc	17,084
6,500	CLP Holdings Ltd	61,462
8,765	E.ON SE	102,902
10,111	EDP - Energias de Portugal SA	50,819
500	Electric Power Development Co Ltd	6,821
2,062	Electricite de France SA	20,881
90	Elia Group SA	9,795
10,673	Enagas SA	269,273
1,269	Endesa SA	36,201
106,916	Enel SpA(a)	979,410
19,994	Engie SA(a)	266,344
1,871	Fortum OYJ(a)	37,975
7,500	HK Electric Investments & HK Electric Investments Ltd(b)	7,762
43,325	Hong Kong & China Gas Co Ltd	62,078
23,251	Iberdrola SA(a)	300,523
3,100	Kansai Electric Power Co Inc	29,488
1,700	Kyushu Electric Power Co Inc	14,277
2,530	Mercury NZ Ltd	7,866
4,242	Meridian Energy Ltd	13,773
13,635	National Grid PLC	159,929
963	Naturgy Energy Group SA	17,920
7,730	Origin Energy Ltd	29,597
739	Orsted A/S(b)	105,326
1,400	Osaka Gas Co Ltd	25,958
6,000	Power Assets Holdings Ltd	33,414
1,825	Red Electrica Corp SA	35,578
2,313	RWE AG	87,187
1,043	Severn Trent PLC	33,224
7,790	Snam SpA	41,470
4,202	SSE PLC	71,249
1,074	Suez SA	14,165
5,407	Terna Rete Elettrica Nazionale SpA	40,351
300	Toho Gas Co Ltd	13,092
1,500	Tohoku Electric Power Co Inc	14,175
5,100	Tokyo Electric Power Co Holdings Inc(a)	13,603
1,400	Tokyo Gas Co Ltd	29,725
900	Uniper SE	31,071
2,904	United Utilities Group PLC	34,049
2,148	Veolia Environnement SA	49,206
241	Verbund AG	12,644
		3,572,565
TOTAL COMMON STOCK — 95.24% (Cost $106,978,589)		$106,518,331
Shares		Fair Value
PREFERRED STOCK
Basic Materials — 0.01%
295	FUCHS PETROLUB SE	$ 12,882
Consumer, Cyclical — 0.50%
204	Bayerische Motoren Werke AG	10,368
642	Porsche Automobil Holding SE	36,339
16,900	Schaeffler AG	123,294
2,640	Volkswagen AG	386,437
		556,438
Consumer, Non-Cyclical — 0.06%
654	Henkel AG & Co KGaA	64,304
Industrial — 0.05%
140	Sartorius AG	53,867
TOTAL PREFERRED STOCK — 0.62% (Cost $796,208)		$687,491
RIGHTS
Industrial — 0.02%
5,929	Cellnex Telecom SA(a)	24,793
Utilities — 0.00%(c)
10,111	EDP - Energias de Portugal SA(a)	1,027
TOTAL RIGHTS — 0.02% (Cost $22,452)		$25,820
TOTAL INVESTMENTS — 95.88% (Cost $107,797,249)		$107,231,642
OTHER ASSETS & LIABILITIES, NET — 4.12%		$4,607,618
TOTAL NET ASSETS — 100.00%		$111,839,260

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Represents less than 0.005% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At July 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long Futures	42	USD	3,808,560	September 2020	$72,355
At July 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
MEL	USD	56,045	CHF	51,571	October 07, 2020	$(476)
MEL	USD	4,802	EUR	4,238	August 07, 2020	(191)
MEL	USD	17,135	EUR	15,000	September 04, 2020	(551)
MEL	USD	16,007	EUR	14,000	October 16, 2020	(514)
MEL	USD	11,354	GBP	9,099	August 19, 2020	(559)
MEL	USD	2,993	GBP	2,353	September 18, 2020	(89)
MEL	USD	2,481	JPY	265,200	August 26, 2020	(25)
MEL	USD	2,878	JPY	307,615	September 02, 2020	(29)
					Net Depreciation	$(2,434)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Summary of Investments by Country as of July 31, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$22,533,176	21.01%
United Kingdom	17,900,471	16.69
Germany	11,227,919	10.47
France	8,965,907	8.36
Switzerland	8,654,968	8.07
Australia	6,687,880	6.24
Netherlands	6,149,092	5.73
Denmark	3,710,330	3.46
Hong Kong	3,297,917	3.08
Sweden	3,092,816	2.88
Italy	2,992,984	2.79
Spain	2,920,276	2.72
Belgium	2,189,411	2.04
Singapore	978,166	0.91
Israel	933,122	0.87
Finland	798,776	0.75
Norway	748,713	0.70
China	632,699	0.59
Austria	593,764	0.55
Ireland	586,483	0.55
Argentina	506,079	0.47
Canada	460,800	0.43
New Zealand	254,216	0.24
Russia	189,898	0.18
Luxembourg	116,674	0.11
Portugal	92,134	0.09
Chile	16,971	0.02
Total	$107,231,642	100.00%
See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$6,578,128	$99,940,203	$—	$106,518,331
Preferred Stock	123,294	564,197	—	687,491
Rights	25,820	—	—	25,820
Total investments, at fair value:	6,727,242	100,504,400	0	107,231,642
Other Financial Investments:
Futures Contracts(a)	72,355	—	—	72,355
Total Assets	$6,799,597	$100,504,400	$0	$107,303,997
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(2,434)	—	(2,434)
Total Liabilities	$0	$(2,434)	$0	$(2,434)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures

July 31, 2020

contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 56 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $137,670 in forward contracts for the reporting period.

July 31, 2020